LINCOLN BENEFIT LIFE COMPANY

2940 South 84th Street

Lincoln, Nebraska 68506-4142

Direct Dial Number (402) 328-5711

Facsimile (402) 328-6117

E-Mail sekar@allstate.com

Sonya Ekart

Assistant Counsel	December 20, 2007

BY EDGAR TRANSISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D. C. 20549

RE: Lincoln Benefit Life Company (“LBL”)

Lincoln Benefit Life Variable Life Account (“Registrant”)

Registration Statement on Form N-6 (File Nos. __________

and 811-9154)

Commissioners:

Attached for electronic filing is a Registration Statement of Registrant on Form N-6 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940 with respect to certain individual flexible premium variable universal life insurance policies (the “Policies”). The Registration Statement is being filed to register variable interests under the Policies. The Policies are intended to provide life insurance coverage on the lives of one insured.

We do not believe that the Policies raise novel questions of law or policy. They are identical in many respects, other than the investment options and certain charges, to LBL’s Consultant Accumulator policy, which is registered with the Commission under File No. 333-100131. Please note that all financial information, including financial statements, will be updated and provided with the Pre-Effective Amendment.

Our client’s business plan aims to commence offering the Policies on or about May 1, 2008. Accordingly, your prompt attention to this filing will be appreciated.

Very truly yours,
/s/ Sonya S. Ekart
Sonya S. Ekart